Significant Accounting Policies (Details) - Schedule of Intangible Assets and Estimated Useful Lives	Dec. 31, 2023
Technology [Member]
Schedule of Intangible Assets and Estimated Useful Lives [Line Items]
Intangible assets estimated useful life	10 years
Backlog [Member]
Schedule of Intangible Assets and Estimated Useful Lives [Line Items]
Intangible assets estimated useful life	1 year